TRADE ACCOUNTS AND BILLS PAYABLE (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade accounts and bills payable [line items]
Trade accounts payable	¥ 200,073	¥ 174,301
Bills payable	6,462	5,828
Trade accounts and bills payable measured at amortized cost	206,535	180,129
Sinopec Group Company [member]
Disclosure of trade accounts and bills payable [line items]
Trade accounts payable	13,350	13,168
Associates and joint ventures [member]
Disclosure of trade accounts and bills payable [line items]
Trade accounts payable	9,499	6,251
Third parties
Disclosure of trade accounts and bills payable [line items]
Trade accounts payable	¥ 177,224	¥ 154,882